Schedule of financial instruments by fair value hierarchy (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	₨ 784,013	₨ 1,057,161
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	3,831,006	3,880,990
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	784,013	1,057,161
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	784,013	1,057,161
Borrowings short term and long term [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	545,864	638,192
Borrowings short term and long term [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	545,864	638,192
Borrowings short term and long term [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Borrowings short term and long term [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	545,864	638,192
Other liabilities [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	238,149	418,969
Other liabilities [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Other liabilities [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	238,149	418,969
Other liabilities [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value
Other liabilities [member] | At fair value [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	238,149	418,969
Assets for which fair value is disclosed [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,509,606	2,925,121
Assets for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,509,606	2,925,121
Assets for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,509,606	2,925,121
Assets for which fair value is disclosed [member] | Term deposits [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,354,170	2,757,824
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,354,170	2,757,824
Assets for which fair value is disclosed [member] | Term deposits [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Term deposits [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	1,354,170	2,757,824
Assets for which fair value is disclosed [member] | Other financial assets [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	155,436	167,297
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	155,436	167,297
Assets for which fair value is disclosed [member] | Other financial assets [member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value
Assets for which fair value is disclosed [member] | Other financial assets [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	₨ 155,436	₨ 167,297